Debt (Summary of Long-Term Debt) (Details) - USD ($) $ in Millions		Sep. 30, 2017		Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt, fair value		$ 2,400	[1]	$ 2,357
Balance Sheet Carrying Value		2,412	[1]	2,435
Net unamortized discounts and debt issuance costs		(22)	[1]	(24)
Total Debt		2,390	[1]	2,411
Short-term debt		42	[1]	15
Long-term debt		2,348	[1]	2,396
Tax-exempt bonds
Debt Instrument [Line Items]
Long-term debt, fair value	[1]	100
Balance Sheet Carrying Value	[1]	100
2.646% Senior Notes due 2020 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value		302	[1]	298
Balance Sheet Carrying Value		$ 300	[1]	$ 300
Interest rate, stated percentage		2.646%		2.646%
3.605% Senior Notes due 2025 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value		$ 499	[1]	$ 490
Balance Sheet Carrying Value		$ 500	[1]	$ 500
Interest rate, stated percentage		3.605%		3.605%
3.550% Senior Notes due 2026 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value		$ 490	[1]	$ 483
Balance Sheet Carrying Value		$ 500	[1]	$ 500
Interest rate, stated percentage		3.55%		3.55%
4.680% Senior Notes due 2045 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value		$ 291	[1]	$ 277
Balance Sheet Carrying Value		$ 300	[1]	$ 300
Interest rate, stated percentage		4.68%		4.68%
4.900% Senior Notes due 2046 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value		$ 631	[1]	$ 599
Balance Sheet Carrying Value		$ 625	[1]	$ 625
Interest rate, stated percentage		4.90%		4.90%
Level 2
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 2,400	[1]	$ 2,357
Level 2 | Tax-exempt bonds
Debt Instrument [Line Items]
Long-term debt, fair value	[1],[2]	100
Level 2 | 2.646% Senior Notes due 2020 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	302	[1]	298
Level 2 | 3.605% Senior Notes due 2025 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	499	[1]	490
Level 2 | 3.550% Senior Notes due 2026 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	490	[1]	483
Level 2 | 4.680% Senior Notes due 2045 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	291	[1]	277
Level 2 | 4.900% Senior Notes due 2046 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 631	[1]	$ 599
Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate, stated percentage		2.45%		1.98%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt, fair value		$ 87	[1]	$ 210
Balance Sheet Carrying Value		87	[1]	210
Revolving Credit Facility | Level 2 | Line of Credit
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 87	[1]	$ 210

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.
[2]	**Fair value was estimated using observable market prices.